Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 6,563	$ 6,142
Taxes	5,002	4,591
Accrued fees	1,086	446
Accrued bond coupon	4,531	4,531
Accrued Interest	1,112	39
Other	56	152
Total accrued expenses	$ 18,350	$ 15,901